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            [AMERICAN FIDELITY DUAL STRATEGY FUND, INC. LETTERHEAD]

                                   May 5, 1999

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:  American Fidelity Dual Strategy Fund, Inc.
               (File Nos. 333-59185, 811-8873)

Ladies and Gentlemen:

          On behalf of American Fidelity Dual Strategy Fund, Inc. (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1993. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") relating to the Fund's shares otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in the Form N-1A registration statement for the Fund, which was filed electronically with the Securities and Exchange Commission via EDGARLINK on April 30, 1999 and became effective on May 1, 1999.

                                   Sincerely,



                                   JOHN W. REX

                                   JOHN W. REX
                                   Chairman and President


CSC:ds
cc:       Connie S. Stamets, Esq.